Note 13 - Accrued Liabilities (Details) - Accrued Liabilities (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Accrued Liabilities [Abstract]
Accrued interest	$ 12,957	$ 6,650
Accrued claims	3,457	3,441
Other accrued expenses	4,435	5,082
	$ 20,849	$ 15,173